Other liabilities and tax payable - changes in group service contract liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Other liabilities [Line Items]
Service contract liability at start of period	€ 1,894	€ 0
Service contract liability at end of period	2,089	2,089
service contract liability
Other liabilities [Line Items]
Service contract liability at start of period	1,894
Advances received from customers	879
Amounts recognized in revenue	(658)
Decrease through transfer to liabilities held for sale, service contract liability	0
Other changes to service contract liabilities	(26)
Service contract liability at end of period	€ 2,089	€ 2,089